INVESTMENTS - Homeinns and BTG (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Equity method investment disclosures
Equity in income/(loss) of affiliates		$ (5)	¥ (32)	¥ (65)	¥ 602
Carrying value of investments under equity method			21,767	19,417
BTG
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	22.00%				22.00%
Equity in income/(loss) of affiliates	¥ 1,400
Homeinns and BTG
Equity method investment disclosures
Carrying value of investments under equity method			¥ 2,700	¥ 2,600